Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.56%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		990	$99,268
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,982	95,651
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,656	95,700
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)			338,494
		Notional
PURCHASED OPTIONS - 127.47% (b)(c)	Contracts	Amount

CALL OPTIONS - 111.81%
iShares Russell 2000 ETF, Expires 6/12/2023, Strike Price $178.59.................................	56	$923,552	65,277
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.82...............................	26	928,668	51,074
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.41....................................	26	928,668	918,876
PUT OPTIONS - 15.66%			1,035,227

iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.66...................	88	901,560	85,436
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price
$104.76................................................................................................................	90	922,050	56,379
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.33................................	26	928,668	3,175
TOTAL PURCHASED OPTIONS (Cost $1,306,966)			144,990
			1,180,217
Total Investments (Cost $1,649,270) - 164.03%............................................................			1,518,711
Liabilities in Excess of Other Assets - (64.03)%.............................................................			(592,793)
....................................................................................TOTAL NET ASSETS - 100.00%			$925,918

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,494.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	6/12/2023	$193.97	56	$(923,552)	$(34,308)
SPDR S&P 500® Trust ETF............................	6/12/2023	$423.36	26	(928,668)	(21,463)
SPDR S&P 500® Trust ETF............................	6/12/2023	$156.33	26	(928,668)	(535,598)
PUT OPTIONS					(591,369)

iShares 20+ Year Treasury Bond ETF...............	6/12/2023	$113.32	88	(901,560)	(117,603)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	6/12/2023	$110.27	90	(922,050)	(87,883)
SPDR S&P 500® Trust ETF............................	6/12/2023	$350.84	26	(928,668)	(62,724)
TOTAL OPTIONS WRITTEN (Premiums Received $916,472)					(268,210)
					$(859,579)